Commitments and Contingencies (Details)	12 Months Ended
	Jun. 30, 2014 USD ($)	Jul. 01, 2013 ft²
Commitments and Contingencies Disclosure [Abstract]
Related party transactions agreement term	1 year
Related Party Agreement, Original Square Feet		3,282
Related Party Agreement, Square Feet		2,400
Related Party Transaction, Rent Expense | $	$ 5,122